Net (loss) / income per share attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator
Net (loss) / income attributable to the Company - basic		$ (658,739)	$ 6,597	$ (1,829,922)	$ (54,050)
Net (loss) / income attributable to the Company - diluted	[1]	$ (658,739)	$ (32,751)	$ (1,829,922)	$ (54,050)
Denominator
Weighted average shares – basic		725,860,062	723,712,382	724,923,906	723,712,382
Weighted average shares – diluted	[2]	725,860,062	728,026,983	724,923,906	723,712,382
Net (loss) / income per share attributable to the Company
Basic		$ (0.91)	$ 0.01	$ (2.52)	$ (0.07)
Diluted		$ (0.91)	$ (0.04)	$ (2.52)	$ (0.07)

[1]	The numerator used in the calculation of diluted net income / (loss) per share attributable to the Company for the three months ended June 30, 2021 has been adjusted to exclude the $39,348 fair value gain on the warrant liabilities.
[2]	The denominator used in the calculation of diluted net income / (loss) per share attributable to the Company for the three months ended June 30, 2021 has been adjusted to include an additional 4,314,601 shares representing the dilutive effect of the warrants.